Summary of Significant Accounting Policies - Summary of Original Classification Under Ias 39 and the New Classification Under Ifrs 9 for Each of the Company's Financial Assets and Financial Liabilities (Detail)
12 Months Ended
Dec. 31, 2018
CDN Accounts payable and accrued liability [member]
Disclosure of voluntary change in accounting policy [line items]
IAS 39 Classification	Other financial liabilities
IFRS 9	Amortized Cost
Cash and cash equivalents [member]
Disclosure of voluntary change in accounting policy [line items]
IAS 39 Classification	Loans and receivables
IFRS 9	Amortized cost
Amounts receivable [member]
Disclosure of voluntary change in accounting policy [line items]
IAS 39 Classification	Loans and receivables
IFRS 9	Amortized cost